INVESTMENTS (OFFSETTING FINANCIAL LIABILITIES) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Equity contracts
Offsetting Liabilities [Line Items]
Gross amount recognized	$ 30	$ 20
Gross amounts offset in the balance sheets	30	20
Net amounts presented in the balance sheets	0	0
Collateral
Offsetting Liabilities [Line Items]
Gross amount recognized	90
Gross amounts offset in the balance sheets	90
Net amounts presented in the balance sheets	0
Derivatives Subject to an ISDA Master Agreements
Offsetting Liabilities [Line Items]
Gross amount recognized	120	78
Gross amounts offset in the balance sheets	120	78
Net amounts presented in the balance sheets	0	0
Other financial liabilities
Offsetting Liabilities [Line Items]
Gross amount recognized	72	77
Gross amounts offset in the balance sheets	0	0
Net amounts presented in the balance sheets	72	77
Other liabilities
Offsetting Liabilities [Line Items]
Gross amount recognized	192	155
Gross amounts offset in the balance sheets	120	78
Net amounts presented in the balance sheets	$ 72	$ 77